Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS
Cash		$ 2,419,115	$ 2,961,235
Short-term investment		2,477,900	5,000,000
Prepayments and other receivables		5,798	152,778
Total current assets		4,902,813	8,114,013
OTHER ASSETS
Property and equipment, net		215,434	141,734
Long-term deposits		92,950	97,684
Right-of-use assets, net		544,385	84,780
Total other assets		852,769	324,198
Total assets		5,755,582	8,438,211
CURRENT LIABILITIES
Accrued expenses		348,354	125,328
Operating lease liabilities – current		312,780	59,807
Total current liabilities		663,673	193,578
NON-CURRENT LIABILITIES
Operating lease liabilities – non – current		231,635	25,934
Total liabilities		895,308	219,512
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00001 par value, 100,000,000,000 shares authorized, and 494,488,908 shares issued and outstanding as of June 30, 2025 and 2024, respectively	[1]	4,945	130
Additional paid-in capital		30,121,231	29,881,238
Accumulated deficit		(25,201,116)	(21,616,903)
Accumulated other comprehensive loss		(64,786)	(45,766)
Total equity attributed to shareholders of the Company		4,860,274	8,218,699
Non-controlling interest
Total shareholders’ equity		4,860,274	8,218,699
Total liabilities and shareholders’ equity		5,755,582	8,438,211
Related Party
CURRENT LIABILITIES
Other payables – related parties		$ 2,539	$ 8,443

[1]	Giving retroactive effect to the 38-for-1 share split (as defined below) effected on June 13, 2025.